Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2023
Document Effective Date	Apr. 28, 2023
Prospectus Date	May 01, 2023
Brookfield Global Listed Real Estate Fund | Class C
Prospectus:
Trading Symbol	BLRCX
Brookfield Global Listed Real Estate Fund | Class I Shares
Prospectus:
Trading Symbol	BLRYX
Brookfield Global Listed Real Estate Fund | Class A
Prospectus:
Trading Symbol	BLRAX
Brookfield Global Listed Infrastructure Fund | Class A
Prospectus:
Trading Symbol	BGLAX
Brookfield Global Listed Infrastructure Fund | Class C
Prospectus:
Trading Symbol	BGLCX
Brookfield Global Listed Infrastructure Fund | Class I Shares
Prospectus:
Trading Symbol	BGLYX
BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND | Class I
Prospectus:
Trading Symbol	GRSIX
BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND | Class A
Prospectus:
Trading Symbol	GRSAX
BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND | Class C
Prospectus:
Trading Symbol	GRSCX
Brookfield Real Assets Securities Fund | Class A
Prospectus:
Trading Symbol	RASAX
Brookfield Real Assets Securities Fund | Class C
Prospectus:
Trading Symbol	RASCX
Brookfield Real Assets Securities Fund | Class I Shares
Prospectus:
Trading Symbol	RASYX
Oaktree Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	OEQAX
Oaktree Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	OEQIX
Oaktree Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	OEQCX